Receivables	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Receivables

 Note 11 | Receivables

	Segment	2023	2022
Receivables from customers
Third parties	Retail (Nutrien Financial) [1]	2,943	2,705
	Retail	1,097	1,293
	Potash, Nitrogen, Phosphate	577	827
Related party – Canpotex	Potash (Note 28)	162	866
Less allowance for expected credit losses of receivables from customers		(111)	(95)
		4,668	5,596
Rebates		198	172
Income taxes (Note 8)		295	144
Other receivables		237	282
		5,398	6,194

1  Includes $2,578 of very low risk of default and $365 of low risk of default (2022 – $2,260 of very low risk of default and $445 of low risk of default).

Qualifying receivables from customers financed by Nutrien Financial represent high-quality receivables from customers that have been rated very low to low risk of default among Retail’s receivables from customers.

Customer credit with a financial institution of $431 as at December 31, 2023, related to our agency agreement, is not recognized in our consolidated balance sheets. Through the agency agreement, we only have a limited recourse involvement to the extent of an indemnification of the financial institution to a maximum of 5 percent (2022 – 5 percent) of the qualified customer loans. Historical indemnification losses on this arrangement have been negligible, and the average aging of the customer loans with the financial institution is current.